Share Capital (Details) - Schedule of the number of options granted to non- employees under the option plan - Non-Employees [Member] - $ / shares	6 Months Ended
Jun. 30, 2021
Share Capital (Details) - Schedule of the number of options granted to non- employees under the option plan [Line Items]
Number of options outstanding	18,082
Weighted average exercise price Options outstanding	$ 17.97
Number of options Granted
Weighted average exercise price Granted
Number of options Exercised
Weighted average exercise price Exercised
Number of options Expired	(2,666)
Weighted average exercise price Expired	$ 64.61
Number of options Forfeited
Weighted average exercise price Forfeited
Number of options outstanding	15,416
Weighted average exercise price Options outstanding	$ 2.19
Number of options exercisable	3,750
Weighted average exercise price Options exercisable	$ 6.75